COST REDUCTION ACTIONS	12 Months Ended
Jan. 01, 2022
Restructuring and Related Activities [Abstract]
COST REDUCTION ACTIONS
NOTE 13. COST REDUCTION ACTIONS
Restructuring Charges
We have plans that provide eligible employees with severance benefits in the event of an involuntary termination. We calculate severance using the benefit formulas under the applicable plans. We record restructuring charges from qualifying cost reduction actions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable.
2019/2020 Actions
During fiscal year 2021, we recorded $13.3 million in restructuring charges, net of reversals, related to our 2019/2020 actions. These charges consisted of severance and related costs for the reduction of approximately 360 positions and asset impairment charges at numerous locations across our company, primarily
reflecting
actions in our LGM and RBIS reportable segments. The actions in our LGM reportable segment were primarily associated with consolidations of operations in North America and its graphics business in Europe, in part in response to
COVID-19.
The actions in our RBIS reportable segment were primarily related to global headcount and footprint reduction, with some actions accelerated and expanded in response to
COVID-19.
During fiscal year 2020, we recorded $56 million in restructuring charges, net of reversals, related to our 2019/2020 actions. These charges consisted of severance and related costs for the reduction of approximately 2,160 positions, as well as asset impairment charges.

Our activities related to our 2019/2020 actions began in the fourth quarter of fiscal year 2019 and continued through fiscal year 2021.
2018/2019 Actions
In April 2018, we approved a restructuring plan (the “2018 Plan”) to consolidate the European footprint of our LGM reportable segment, which reduced headcount by approximately 390 positions, including temporary labor, in connection with the closure of a manufacturing facility. This reduction was partially offset by headcount additions in other locations, resulting in a net reduction of approximately 150 positions. During fiscal year
s
2021 and 2020, net restructuring reversals related to the 2018 Plan were not material. The cumulative charges associated with the 2018 Plan consisted of severance and related costs for the headcount reduction, as well as asset impairment charges.
Our
activities related to the 2018 Plan were substantially completed as of the end of the second quarter of 2019.
Net restructuring reversals during fiscal year
s
2021 and 2020 related to other 2018/2019 actions were not material.
Accruals for severance and related costs and lease cancellation costs were included in “Other current liabilities” in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable. Restructuring charges were included in “Other expense (income), net” in the Consolidated Statemen ts of
Income.

During 2021, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2021	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 1, 2022
2019/2020 Actions
Severance and related costs	$28.3	$10.3	$(26.2)	$–	$(.9)	$11.5
Asset impairment charges	–	2.4	–	(2.4)	–	–
Lease cancellation costs	–	.6	(.6)	–	–	–

2018/2019 Actions
Lease cancellation costs	.3	–	(.3)	–	–	–

Total	$28.6	$13.3	$(27.1)	$(2.4)	$(.9)	$11.5
During 2020, restructuring charges and payments were as follows:

(In millions)	Accrual at December 28, 2019	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2021
2019/2020 Actions
Severance and related costs	$21.9	$49.8	$(45.7)	$–	$2.3	$28.3
Asset impairment charges	–	6.2	–	(6.2)	–	–

2018/2019 Actions
Severance and related costs	6.5	(.7)	(6.0)	–	.2	–
Lease cancellation costs	.3	–	–	–	–	.3

Total	$28.7	$55.3	$(51.7)	$(6.2)	$2.5	$28.6
The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate.

(In millions)	2021	2020	2019
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$3.4	$27.9	$29.0
Retail Branding and Information Solutions	7.6	18.7	9.8
Industrial and Healthcare Materials	1.6	8.4	9.4
Corporate	1.0	.3	2.2

Total	$13.6	$55.3	$50.4